Quarterly Financial Information (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Quarterly Financial Information [Abstract]
Total revenues	$ 10,759	$ 10,019	$ 10,213	$ 9,613	$ 10,234	$ 9,305	$ 9,287	$ 8,664	$ 40,604	$ 37,490	$ 32,467
Operating income	1,112	1,323	1,416	1,037	1,001	1,048	833	1,168	4,888	4,050	2,479
Net income	2,707	550	581	698	390	366	225	479	4,536	1,460	733
Dividends on preferred stock	(14)	(13)	(14)	(14)	(14)	(13)	(14)	(14)	(55)	(55)	(55)
Net income attributable to common stockholders	$ 2,693	$ 537	$ 567	$ 684	$ 376	$ 353	$ 211	$ 465	$ 4,481	$ 1,405	$ 678
Earnings per share - basic (in USD per share)	$ 3.22	$ 0.65	$ 0.68	$ 0.83	$ 0.46	$ 0.43	$ 0.26	$ 0.57	$ 5.39	$ 1.71	$ 0.83
Earnings per share - diluted (in USD per share)	$ 3.11	$ 0.63	$ 0.67	$ 0.80	$ 0.45	$ 0.42	$ 0.25	$ 0.56	$ 5.20	$ 1.69	$ 0.82
Weighted average shares outstanding - basic (in shares)	837,416,683	831,189,779	830,971,528	827,723,034	824,982,734	822,998,697	822,434,490	819,431,761	831,850,073	822,470,275	812,994,028
Weighted average shares outstanding - diluted (in shares)	871,501,578	871,420,065	870,456,447	869,395,250	867,262,400	832,257,819	829,752,956	859,382,827	871,787,450	833,054,545	822,617,938
Cost of MetroPCS business combination					$ (6)	$ 15	$ 59	$ 36	$ 0	$ 104	$ 376
Gains on disposal of spectrum licenses	$ (168)	$ (29)	$ (1)	$ (37)	$ 0	$ (199)	$ 0	$ (636)	$ (235)	$ (835)	$ (163)